Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements
Within 1 year	4,384,536
Between 1 and 2 years	457,894
Between 2 and 3 years	—
Between 3 and 4 years	—
Total	4,842,430

Schedule of Rollforward of Accrued Litigation Provision
	Year ended	Year ended	Year ended
	December 31, 2011	December 31, 2012	December 31, 2013
At beginning of year	748,299	2,683,968	2,077,753
Current year additions (reversals)	2,086,276	(113,611)	141,912
Payments during the year	(150,607)	(492,604)	(139,994)
Balance at end of year	2,683,968	2,077,753	2,079,671